Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Property, Plant and Equipment
Property, plant and equipment
Details of the Company's property, plant and equipment at December 31 are as follows:

	2013	2012
Land	$81,905	$78,520
Timber resources	40,260	39,787
Buildings	467,386	467,888
Machinery and equipment	2,725,435	2,567,403
Construction in progress	90,770	142,689
	3,405,756	3,296,287
Accumulated depreciation and depletion	(2,383,836)	(2,261,381)
Property, plant and equipment, net	$1,021,920	$1,034,906

Estimated costs for completion of capital additions under construction totaled approximately $110,000 at December 31, 2013.
Depreciation and depletion expense amounted to $169,400 in 2013, $171,905 in 2012 and $163,198 in 2011.
The Company has certain properties and equipment that are leased under noncancelable operating leases. Future minimum rentals under noncancelable operating leases with terms of more than one year are as follows: 2014 – $42,200; 2015 – $37,700; 2016 – $28,400; 2017 – $19,600; 2018 – $14,300 and thereafter – $34,600. Total rental expense under operating leases was approximately $68,500 in 2013, $68,200 in 2012 and $58,200 in 2011.